Held for sale - Additional information (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Member]
Assets and Liabilities Held for Sale [line items]
Assets classified as held for sale	£ 16	£ 7